Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
April 2023 Convertible Note Warrants and Placement Agent Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value	The initial fair value was determined based on the following assumptions:

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

April 2023 Conversion Feature Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value	The derivative liability was estimated using a Black Scholes Option Pricing Model, based on the following assumptions:

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%